DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 15: DISCONTINUED OPERATIONS

In September 2022, the Company sold both Norr and Elysian. See Note 1 under “Description of Business” for more details on the sale of Norr and Elysian.

The Company accounted for these sales as a disposal of the business under ASC 205-20-50-1(a) on September 20, 2022 and September 21, 2022 respectively at which time a loss was recognized. As a result of the Merger with Holdings, the current assets of $68,360 at March 31, 2022 for the pre-combination reporting entity is not reflected on the condensed consolidated balance sheet.

The Company reclassified the following operations to discontinued operations for the three months ended June 30, 2022.

	2023	2022
Revenue	$-	$212
Operating expenses	-	86,060
Other (income) loss	-	-
Net loss from discontinued operations	$-	$(85,848)

NOTE 16: DISCONTINUED OPERATIONS

In September 2022, the Company sold both Norr and Elysian. See Note 1 under “Description of Business” for more details on the sale of Norr and Elysian.

The Company accounted for these sales as a disposal of the business under ASC 205-20-50-1(a) on September 20, 2022 and September 21, 2022 respectively at which time a loss was recognized. As a result of the Merger with Holdings, the current assets of $68,360 at March 31, 2022 for the pre-combination reporting entity is not reflected on the condensed consolidated balance sheet.

The Company reclassified the following operations to discontinued operations for the years ended March 31, 2023 and 2022, respectively.

	2023	2022
Revenue	$212	$-
Operating expenses	86,060	-
Other (income) loss	-	-
Net loss from discontinued operations	$(85,848)	$-

The following represents the calculation of the loss on disposal of Norr at September 20, 2022:

Proceeds from sale	$3
Cash	(3,205)
Inventory	(40,901)
Loss on disposal of discontinued operations	$(44,103)

The following represents the calculation of the loss on disposal of Elysian at September 21, 2022:

Proceeds from sale	$1
Cash	(552)
Prepaid expenses	(100,000)
Loss on disposal of discontinued operations	$(100,551)